Accounts receivable net (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Accounts receivable net
Accounts receivable	$ 24,692,164	$ 16,358,493
Less: allowance for doubtful accounts	(14,719)	(7,249)
Accounts receivable	$ 24,677,445	$ 16,351,244